Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other receivables [line items]
Trade receivables, net of loss allowance	£ 5,913	£ 5,563
Other receivables	1,147	857
Receivables from taxes other than income tax	511	447
Royalties receivable	217	164
Total trade and other receivables	7,471	6,836
Total financial assets	11,073	11,086
Trade and other receivables | Derivatives designated and effective as hedging instruments
Disclosure of trade and other receivables [line items]
Total financial assets	15	2
Trade and other receivables | Impairment
Disclosure of trade and other receivables [line items]
Total trade and other receivables	4	5
Total financial assets	(75)	(99)	£ (85)
Trade and other receivables | Financial instruments credit-impaired
Disclosure of trade and other receivables [line items]
Total trade and other receivables	13	13
Other receivable
Disclosure of trade and other receivables [line items]
Total financial assets	554	360
Other receivable | Impairment
Disclosure of trade and other receivables [line items]
Total financial assets	11	9
Increase (decrease) in financial assets	2	6
Associates and joint ventures
Disclosure of trade and other receivables [line items]
Trade receivables, net of loss allowance	0	0
Other receivables	£ 0	£ 0